Derivatives - Fair values of derivative instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Derivatives Fair Value [Line Items]
Derivative assets	₩ 4,711,421	₩ 6,460,652	₩ 3,800,158
Derivative liabilities	5,038,416	7,708,615	₩ 3,588,165
Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	286,670	214,673
Derivative liabilities	549,683	642,466
Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	690,078	780,237
Derivative liabilities	931,784	1,065,727
Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	173,147	172,208
Derivative liabilities	516,602	394,949
Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,314	10,983
Derivative liabilities	84,957	138,218
Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	5,436	13,632
Derivative liabilities	85,595	138,807
Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	252,221	298,304
Derivative liabilities	838,480	1,181,827
Currency forward | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	21,580	23,143
Derivative liabilities	34,492	37,757
Currency swap | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	111,024	158,297
Derivative liabilities	99,093	75,070
Interest Rate Future | Interest Rates Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,253	2,555
Derivative liabilities	11,757	972
Credit Swaps | Credit Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	473,582	423,966
Derivative liabilities	10,366	19,235
Equity Swaps And Forwards | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	166,010	169,504
Derivative liabilities	350,768	393,810
Equity Options | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	47,167	11,414
Derivative liabilities	16,735	145,895
Equity Options | Equity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	7,137	2,704
Derivative liabilities	165,834	1,139
Equity Futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	66,356	31,051
Derivative liabilities	16,346	101,622
Commodity Swaps And Forwards | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,314	10,983
Derivative liabilities	84,957	136,701
Commodity Futures And Options | Commodity Related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	2,122	2,649
Derivative liabilities	638	589
Interest rate forwards and swaps | Hedge Funds
Derivatives Fair Value [Line Items]
Derivative assets	119,617	116,864
Derivative liabilities	704,895	1,069,000
Commodity options | Commodity Related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	0	0
Derivative liabilities	0	1,517
Trading purpose | Foreign currency related
Derivatives Fair Value [Line Items]
Derivative assets	3,003,434	4,729,840
Derivative liabilities	2,622,508	4,660,553
Trading purpose | Foreign currency related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	3,003,404	4,729,821
Derivative liabilities	2,621,406	4,659,625
Trading purpose | Foreign currency related | Currency forward | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	1,558,662	3,089,759
Derivative liabilities	1,402,185	2,838,793
Trading purpose | Foreign currency related | Currency swap | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	1,431,614	1,625,286
Derivative liabilities	1,206,156	1,807,229
Trading purpose | Foreign currency related | Currency futures | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	30	19
Derivative liabilities	1,102	928
Trading purpose | Foreign currency related | Currency options | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	13,128	14,776
Derivative liabilities	13,065	13,603
Trading purpose | Interest rates related | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	687,825	777,682
Derivative liabilities	920,027	1,064,755
Trading purpose | Interest rates related | Interest Rate Option | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	4,011	5,169
Derivative liabilities	17,038	1,983
Trading purpose | Interest rates related | Interest rate forwards and swaps | Over the counter
Derivatives Fair Value [Line Items]
Derivative assets	683,814	772,513
Derivative liabilities	902,989	1,062,772
Trading purpose | Equity related | Exchange traded
Derivatives Fair Value [Line Items]
Derivative assets	113,523	42,465
Derivative liabilities	₩ 33,081	₩ 247,517